Revenues	6 Months Ended
Jun. 30, 2022
Revenue Recognition [Abstract]
Revenues

Note 4. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$32,868	$27,053	$61,850	$48,410
Consumables	34,662	30,730	66,016	58,941
Service	39,695	35,166	77,926	67,711
Total Americas	107,225	92,949	205,792	175,062

EMEA
Systems	14,760	10,481	29,837	20,179
Consumables	14,268	15,345	32,093	28,148
Service	6,184	6,697	13,337	13,114
Total EMEA	35,212	32,523	75,267	61,441

Asia Pacific
Systems	11,235	8,031	21,693	16,856
Consumables	7,928	8,665	17,305	18,095
Service	5,003	4,837	9,975	9,740
Total Asia Pacific	24,166	21,533	48,973	44,691

Total Revenues	$166,603	$147,005	$330,032	$281,194

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$115,721	$100,305	$228,794	$190,629
Services	13,147	11,124	25,639	21,725
Total revenues recognized in point in time	128,868	111,429	254,433	212,354

Revenues recognized over time from:
Services	37,735	35,576	75,599	68,840
Total revenues recognized over time	37,735	35,576	75,599	68,840

Total Revenues	$166,603	$147,005	$330,032	$281,194

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of June 30, 2022 and December 31, 2021.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
	U.S. $ in thousands
Deferred revenue*	$72,238	$72,307

*Includes $22.7 million and $21.1 million under long-term deferred revenue in the Company's consolidated balance sheets as of June 30, 2022 and December 31, 2021, respectively.

Revenue recognized in 2022 that was included in deferred revenue balance as of December 31, 2021 was $12.9 million and $30.5 million for the three and six months ended June 30, 2022.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2022, the total RPO amounted to $112.7 million. The Company expects to recognize $89.5 million of this RPO during the next 12 months, $16.2 million over the subsequent 12 months and the remaining $6.9 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of June 30, 2022 and December 31, 2021, the deferred commissions amounted to $8.4 million and $7.4 million, respectively.